Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details [Abstract]
Gross unrecognized tax benefit at the beginning of the year	$ 126,000	$ 130,000
Increase in tax positions to the current year
Adjustment to acquisition purchase price	(120,000)
Decreases due to lapses in applicable statutes of limitations	(6,000)	(4,000)
Total (benefit) provision for income taxes		$ 126,000